File Nos. 002-98772

811-04347

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 21, 2015

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 184	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 230	☒

GMO TRUST

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf, Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant’s telephone number, including area code)

J.B. Kittredge, Esq.

GMO Trust

40 Rowes Wharf

Boston, Massachusetts 02110

(Name and address of agent for service)

with a copy to:

Thomas R. Hiller, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)

☐	On , pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On , pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On , pursuant to paragraph (a)(2) of Rule 485.

This filing relates solely to the thirty-six series of the Registrant listed on the front cover of the GMO Trust Prospectus, dated June 30, 2015, and filed with the Securities and Exchange Commission on June 29, 2015 with Post-Effective Amendment No. 183 under the Securities Act of 1933, as amended, and Amendment No. 229 under the Investment Company Act of 1940, as amended. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

GMO TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 184 under the 1933 Act and Amendment No. 230 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 21st day of July, 2015.

GMO Trust

By:	/s/ Sheppard N. Burnett
Sheppard N. Burnett
Title:	Chief Executive Officer;
Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 184 to GMO Trust’s Registration Statement under the 1933 Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Sheppard N. Burnett Sheppard N. Burnett	Chief Executive Officer; Principal Executive Officer	July 21, 2015

/s/ Carly Condron Carly Condron	Treasurer; Chief Financial Officer; Chief Accounting Officer; Principal Financial and Accounting Officer	July 21, 2015

PAUL BRAVERMAN* Paul Braverman	Trustee	July 21, 2015

DONALD W. GLAZER* Donald W. Glazer	Trustee	July 21, 2015

J.B. KITTREDGE* J.B. Kittredge	Trustee	July 21, 2015

PETER TUFANO* Peter Tufano	Trustee	July 21, 2015

*By:	/s/ Jason Harrison
Jason Harrison Attorney-in-Fact**

**	Pursuant to Powers of Attorney for each of Donald W. Glazer and Peter Tufano filed with the SEC as part of Post-Effective Amendment No. 138 to the Registration Statement under the 1933 Act and Amendment No. 173 to the Registration Statement under the 1940 Act on September 29, 2009 and pursuant to Powers of Attorney for each of Paul Braverman and J.B. Kittredge filed with the SEC as part of Post-Effective Amendment No. 140 to the Registration Statement under the 1933 Act and Amendment No. 176 to the Registration Statement under the 1940 Act on April 30, 2010.

GMO TRUST 2015 ANNUAL UPDATE 485(b) FILING (XBRL)

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.INS	XBRL Instance Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.SCH	XBRL Taxonomy Extension Schema Document